RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Due to related parties	$ 255,826	$ 230,306
Director [Member]
Due to related parties	243,207	217,763
Delrand Resources Limited [Member]
Due to related parties	10,485	10,485
Loncor Resources Inc. [Member]
Due to related parties	$ 145,325	$ 41,734